Employee benefits	6 Months Ended
Jun. 30, 2021
Employee benefits
Employee benefits
24.	Employee benefits

a) Long-term incentive programs

For the long-term awarding of eligible executives, the Company compensation plans includes Matching program and Performance Share Unit program (“PSU”), with three years-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance.

Matching Program

For the Matching program, the participants can acquire Vale’s common shares in the market without any benefits being provided by Vale. If the shares acquired are held for a period of three years and the participants keep it employment relationship with Vale, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired by the executive. It should be noted that, although a specific custodian of the shares is defined by Vale, the share initially purchased by the executives have no restriction and can be sold at any time. However, if it’s done before the end of the three-year-vesting period, they would lose its right of receiving the related award to be paid by Vale.

Performance Shares Units

For PSU program, the eligible executives have the opportunity to receive during a three year-vesting cycle, an award equivalent to the market value of a determined number of common shares and depending on the Vale’s performance factor, which is measured based on indicators of the total return to the shareholders (“TSR”) and Environmental, Social, and Governance (“ESG”). It is comprised by 80% of TSR metrics and 20% of ESG indicators.

At the Annual and Extraordinary Shareholders' Meeting ("AGOE") held on April 30, 2021, the Company's shareholders approved changes in the PSU program to be implemented as from the 2021 grant, consisting of (i) a change in the payment of the program award, which will be paid with common shares of the Company, and (ii) additional payment at the end of each cycle based on the remuneration that will be paid by Vale to its stockholders during the cycle.

b) Modification altering manner of settlement

Both programs were classified as “cash-settled” due to the PSU requirements and the Company’s settlement practice for the Matching program and, therefore, presented as a liability. However, the decision taken at the AGOE (“modification date”) demonstrates the Company's declared intention to change the form of liquidation of the programs. As a result, those programs were modified to become “equity-settled” and were remeasured at the modification-date fair value.

Fair value at modification date

The fair value of the Matching program was estimated using the Company’s stock price and ADR at the modification date, which was R$109.02 and US$20.12 per share, respectively. The number of shares granted for the 2019, 2020 and 2021 cycles were 1,222,721, 2,154,534 and 1,046,255, respectively. The fair value of the program will be expensed on a straight-line basis over the three-year required service period, net of estimated forfeitures.

For the PSU, the program was measured using Monte Carlo simulations to estimate the TSR indicator and ESG indicators. The assumptions used in the Monte Carlo simulation to estimate the fair value of the TSR indicator are shown below:

PSU	2021
Granted shares	1,474,723
Date shares were granted	04/30/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00%p.y.
Expected dividend yield (i)	3.18%p.y.
Expected term (in years)	3
Expected value of the total shareholder return (TSR)	51.20%
Expected value of the performance factor (Total)	60.96%

(i) Source: Bloomberg 04/30/2021

Reclassification from cash-settled to equity-settled

Matching	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	June 30, 2021
Liability	33	5	(38)	—	—	—
Stockholders' equity	—	—	38	38	5	43
Net income	—	(5)	—	(5)	(5)	(10)

PSU	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	June 30, 2021
Liability	3	(1)	(2)	—	—	—
Stockholders' equity	—	—	2	2	1	3
Net income	—	1	—	1	(1)	—

c) Employee post-retirement obligations

Reconciliation of net liabilities recognized in the statement of financial position

	June 30, 2021			December 31, 2020
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,183)	(4,440)	(1,668)	(3,105)	(4,632)	(1,733)
Fair value of assets	4,045	4,097	—	3,969	3,991	—
Effect of the asset ceiling	(862)	—	—	(864)	—	—
Liabilities	—	(343)	(1,668)	—	(641)	(1,733)

Current liabilities	—	(41)	(72)	—	(47)	(96)
Non-current liabilities	—	(302)	(1,596)	—	(594)	(1,637)
Liabilities	—	(343)	(1,668)	—	(641)	(1,733)